Other assets and liabilities	12 Months Ended
Mar. 31, 2013
Other assets and liabilities

12. Other assets and liabilities

The following table sets forth the details of other assets and liabilities at March 31, 2012 and 2013:

	2012	2013
	(in millions of yen)
Other assets:
Accounts receivable from brokers, dealers and customers for securities transactions	815,064	907,671
Collateral provided for derivative transactions	822,358	742,307
Prepaid pension cost	6,509	153,414
Miscellaneous receivables	70,660	120,322
Security deposits	106,682	102,031
Loans held for sale	6,650	9,820
Financial Stabilization Funds	189,146	—
Other	566,846	566,386

Total	2,583,915	2,601,951

Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	1,865,871	1,560,345
Guaranteed trust principal	550,869	535,720
Collateral accepted for derivative transactions	366,928	503,101
Factoring amounts owed to customers	371,602	375,933
Miscellaneous payables	296,690	260,665
Unearned income	141,967	141,189
Accrued pension liability	27,060	24,793
Other	923,775	966,380

Total	4,544,762	4,368,126

Financial Stabilization Funds

The Financial Stabilization Funds were initiated in 1996 by the Japanese government in connection with the liquidation of certain failed housing-loan companies. Several financial institutions including the BOJ were required by the Japanese government to invest in these Funds in an effort to stabilize the effects on the Japanese economy. The returns from the investment of the Funds are first to be used to make up for a part of the losses incurred as the housing-loan companies’ loans are collected and disposed of. The Funds are principally invested in Japanese government bonds, but the investment income earned by the Funds does not accrue to the MHFG Group, and as a result, the deposits are noninterest-bearing.

The MHFG Group made deposits with the Funds amounting to ¥359,017 million during the fiscal year ended March 31, 1997. The deposits were expected to mature in 15 years from the deposit date. The deposits were discounted to their present value at the time of the deposit and the discount was accreted over the expected period to maturity using the interest method. The carrying amount of the deposits as of March 31, 2011 was ¥330,153 million. ¥149,017 million of the deposits was collected during the fiscal year ended March 31, 2012, and the remaining carrying amount of the deposits as of March 31, 2012 of ¥189,146 million was collected in June 2012.

Unearned income

Unearned income is primarily comprised of refundable fees received from consumer loan customers at the time the loan was made, which is being deferred and recognized in earnings as earned.

Guaranteed trust principal

Guaranteed trust principal is the liability of certain consolidated trust arrangements, which the MHFG Group provides guarantees for the repayment of principal. See Note 24 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trust.